Shareholder Report, Holdings (Details)	Oct. 31, 2025
Columbia Select Corporate Income Fund - Class A | Citigroup, Inc. 09/11/2031 4.503% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Corporate Income Fund - Class A | Principal Life Global Funding II 11/27/2029 4.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Select Corporate Income Fund - Class A | Verizon Communications, Inc. 03/21/2031 2.550% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Select Corporate Income Fund - Class A | Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Select Corporate Income Fund - Class A | U.S. Treasury 05/15/2045 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Select Corporate Income Fund - Class A | Merck & Co, Inc. 09/15/2035 4.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Select Corporate Income Fund - Class A | U.S. Treasury 08/15/2045 4.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Select Corporate Income Fund - Class A | Bank of America Corp. 10/24/2031 1.922% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Select Corporate Income Fund - Class A | BAE Systems PLC 02/15/2031 1.900% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Select Corporate Income Fund - Class A | ERAC USA Finance LLC 05/01/2028 4.600% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Select Corporate Income Fund - Class A | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.80%
Columbia Select Corporate Income Fund - Class A | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Select Corporate Income Fund - Class A | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Corporate Income Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Select Corporate Income Fund - Institutional Class | Citigroup, Inc. 09/11/2031 4.503% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Corporate Income Fund - Institutional Class | Principal Life Global Funding II 11/27/2029 4.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Select Corporate Income Fund - Institutional Class | Verizon Communications, Inc. 03/21/2031 2.550% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Select Corporate Income Fund - Institutional Class | Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Select Corporate Income Fund - Institutional Class | U.S. Treasury 05/15/2045 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Select Corporate Income Fund - Institutional Class | Merck & Co, Inc. 09/15/2035 4.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Select Corporate Income Fund - Institutional Class | U.S. Treasury 08/15/2045 4.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Select Corporate Income Fund - Institutional Class | Bank of America Corp. 10/24/2031 1.922% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Select Corporate Income Fund - Institutional Class | BAE Systems PLC 02/15/2031 1.900% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Select Corporate Income Fund - Institutional Class | ERAC USA Finance LLC 05/01/2028 4.600% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Select Corporate Income Fund - Institutional Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.80%
Columbia Select Corporate Income Fund - Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Select Corporate Income Fund - Institutional Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Corporate Income Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Select Corporate Income Fund - Institutional 2 Class | Citigroup, Inc. 09/11/2031 4.503% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Corporate Income Fund - Institutional 2 Class | Principal Life Global Funding II 11/27/2029 4.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Select Corporate Income Fund - Institutional 2 Class | Verizon Communications, Inc. 03/21/2031 2.550% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Select Corporate Income Fund - Institutional 2 Class | Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Select Corporate Income Fund - Institutional 2 Class | U.S. Treasury 05/15/2045 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Select Corporate Income Fund - Institutional 2 Class | Merck & Co, Inc. 09/15/2035 4.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Select Corporate Income Fund - Institutional 2 Class | U.S. Treasury 08/15/2045 4.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Select Corporate Income Fund - Institutional 2 Class | Bank of America Corp. 10/24/2031 1.922% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Select Corporate Income Fund - Institutional 2 Class | BAE Systems PLC 02/15/2031 1.900% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Select Corporate Income Fund - Institutional 2 Class | ERAC USA Finance LLC 05/01/2028 4.600% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Select Corporate Income Fund - Institutional 2 Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.80%
Columbia Select Corporate Income Fund - Institutional 2 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Select Corporate Income Fund - Institutional 2 Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Corporate Income Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Select Corporate Income Fund - Institutional 3 Class | Citigroup, Inc. 09/11/2031 4.503% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Corporate Income Fund - Institutional 3 Class | Principal Life Global Funding II 11/27/2029 4.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Select Corporate Income Fund - Institutional 3 Class | Verizon Communications, Inc. 03/21/2031 2.550% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Select Corporate Income Fund - Institutional 3 Class | Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Select Corporate Income Fund - Institutional 3 Class | U.S. Treasury 05/15/2045 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Select Corporate Income Fund - Institutional 3 Class | Merck & Co, Inc. 09/15/2035 4.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Select Corporate Income Fund - Institutional 3 Class | U.S. Treasury 08/15/2045 4.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Select Corporate Income Fund - Institutional 3 Class | Bank of America Corp. 10/24/2031 1.922% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Select Corporate Income Fund - Institutional 3 Class | BAE Systems PLC 02/15/2031 1.900% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Select Corporate Income Fund - Institutional 3 Class | ERAC USA Finance LLC 05/01/2028 4.600% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Select Corporate Income Fund - Institutional 3 Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.80%
Columbia Select Corporate Income Fund - Institutional 3 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Select Corporate Income Fund - Institutional 3 Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Corporate Income Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Select Corporate Income Fund - Class S | Citigroup, Inc. 09/11/2031 4.503% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Corporate Income Fund - Class S | Principal Life Global Funding II 11/27/2029 4.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Select Corporate Income Fund - Class S | Verizon Communications, Inc. 03/21/2031 2.550% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Select Corporate Income Fund - Class S | Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Select Corporate Income Fund - Class S | U.S. Treasury 05/15/2045 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Select Corporate Income Fund - Class S | Merck & Co, Inc. 09/15/2035 4.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Select Corporate Income Fund - Class S | U.S. Treasury 08/15/2045 4.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Select Corporate Income Fund - Class S | Bank of America Corp. 10/24/2031 1.922% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Select Corporate Income Fund - Class S | BAE Systems PLC 02/15/2031 1.900% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Select Corporate Income Fund - Class S | ERAC USA Finance LLC 05/01/2028 4.600% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Select Corporate Income Fund - Class S | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.80%
Columbia Select Corporate Income Fund - Class S | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Select Corporate Income Fund - Class S | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Corporate Income Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%